LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities

The components of lease costs, lease term and discount rate are as follows:

US dollars
(in thousands)	Year Ended December 31, 2021

Operating lease cost:
Office and warehouse space	1,781
Base stations	646
Vehicle	285
Others	22
2,734
Weighted Average Remaining Lease Term (years):
Office space	0.50
Base stations	4.11
Vehicle	1.89
Others	1.25

Weighted Average Discount Rate (%):
Office space	2.71
Base stations	3.71
vehicle	9.36
Others	7.49

Schedule of Supplemental Cash Flow Information Related Operating Leases

Supplemental cash flow information related to operating leases was as follows:

US dollars
(in Million)	Year Ended December 31, 2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	2.7

Schedule of Minimum lease Payments

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31, 2021:

US dollars
December 31, 2021
Period:
2022	3,106
2023	773
2024	422
2025	346
2026	268
Thereafter	224
Total operating lease payments	5,139
Less: imputed interest	(449)
Present value of lease liabilities	4,690